Stock-Based Compensation - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 01, 2017	Mar. 31, 2017	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding to purchase common stock	369,885		1,897,613		1,897,613		1,867,747	437,400
Weighted-average exercise price	$ 6.16				$ 4.14		$ 4.13
Options exercisable period					10 years		10 years
Share based compensation expense			$ 7,716	$ 141	$ 11,835	$ 482	$ 400	$ 200
Weighted-average grant date fair value of options granted					$ 5.67		$ 11.78	$ 3.51
Total unrecognized compensation expense related to unvested options			13,700		$ 13,700		$ 18,200	$ 800
Total unrecognized compensation expense related to unvested options, expects to recognize over estimated weighted average period					2 years 3 months 4 days		2 years 10 months 24 days	1 year 4 months 24 days
Options granted					195,975	0	1,547,938
Founder [Member] | Agreement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options vesting period		18 months
Share based compensation expense							$ 200	$ 300
Total fair value of shares vested		$ 500
Second Founder [Member] | Agreement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total fair value of shares vested		$ 500
Share-based Compensation Award, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options vesting period					4 years		4 years
Share-based Compensation Award, Tranche One | Vesting on First Anniversary
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options vesting percentage					25.00%		25.00%
Share-based Compensation Award, Tranche One | Vesting Over Succeeding 36 Months
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options vesting period					36 months		36 months
Options vesting percentage					75.00%		75.00%
Share-based Compensation Award, Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options vesting period					3 years
Share-based Compensation Award, Tranche Two | Vesting on First Anniversary
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options vesting percentage					33.33%
Share-based Compensation Award, Tranche Two | Vesting Over Succeeding 24 Months
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options vesting period					24 months
Options vesting percentage					66.33%
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation expense			$ 6,200		$ 7,400
Total unrecognized compensation expense related to unvested options, expects to recognize over estimated weighted average period					1 year 9 months
Restricted stock awards outstanding to purchase common stock			2,575,982		2,575,982
Shares, Granted					2,645,123
Shares, Vested					0
Weighted Average Grant-Date Fair Value, Granted					$ 18.89
Total unrecognized compensation expense related to unvested restricted shares			$ 41,300		$ 41,300
Mohawk 2014 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding to purchase common stock	302,911		366,790		366,790		362,693
Weighted-average exercise price	$ 7.49
Shares reserved for future issuance			2,608		2,608		7,192
Mohawk 2018 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for future issuance			27,366		27,366		203,092
Mohawk 2018 Plan | Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock awards outstanding to purchase common stock			149,957		149,957
Shares, Granted					149,957
Mohawk 2018 Plan | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding to purchase common stock			1,530,823		1,530,823		1,505,054
2019 Equity Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for future issuance			0		0
2019 Equity Plan | Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate shares of restricted stock outstanding			2,426,025		2,426,025